BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of voluntary change in accounting policy [abstract]
Schedule of estimated on a straight-line basis during the estimated useful life of the asset

Asset	Useful Life
Own use buildings	According to appraisals
Equipment, furniture and accessories	From 3 to 10 years
Machinery and equipment (*)	From 5 to 25 years
Computer equipment	From 3 to 12 years
Vehicles	From 5 to 10 years
Bearer plants	From 25 to 35 years

(*) Except for the gas pipelines, these are depreciated according to appraisals (70 years).

Disclosure of intangible assets with indefinite useful life [text block]

Intangible Asset	Useful Life
Software and information technology applications	From 1 to 20 years
Licenses	From 1 to 15 years
Trademarks	Indefinite
Customer-related assets	From 1 to 10 years
Intellectual property rights	From 1 to 20 years
Models, formulas, designs and prototypes	10 years
Easements	From 20 to 50 years